COMMON STOCK	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
COMMON STOCK

11.           COMMON STOCK

In May 2010, the Company converted subscription proceeds of $50,000 and issued 250,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of the Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in two years.

In December 2009, the Company converted subscription proceeds of $2,275,000 and issued 11,375,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In November 2009, the Company received subscription proceeds of $65,000 and issued 325,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In November 2009, MRT converted the $1,000,000 debentures into units of $0.60 each. Each unit comprises 2 common shares and 1 warrant. Each warrant is exercisable at $0.50 per share for a period of 3 years. The Company issued 3,333,333 shares and 1,666,667 warrants to MRT.

In October 2009, the Company received subscription proceeds of $20,000 and issued 100,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In September 2009, the Company received subscription proceeds of $40,000 and issued 200,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In July 2009, the Company received subscription proceeds of $100,000 and issued 500,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In June 2009, the Company converted $622,500 of debt into subscription proceeds and issued 2,075,000 common shares. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.60 of debt. Each unit consists of two shares of Company ‘ s common stock and one warrant each exercisable at $0.50, which expires on December 31, 2010.

In June 2009, the Company issued 1,000,000 shares of common stock to an officer of the Company as bonus. The Company assigned a value of $0.28 per share for a total of $280,000 to these shares.

In May 2009, the Company converted $128,742 of debt into subscription proceeds and issued 429,141 common shares. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.60 of debt. Each unit consists of two shares of Company ‘ s common stock and one warrant each exercisable at $0.50, which expires on December 31, 2010.

In May 2009, the Company converted $121,258 of stock subscriptions and issued 404,193 common shares. The subscribers have agreed to purchase one unit for each $0.60 of stock subscriptions. Each unit consists of two shares of Company ‘ s common stock and one warrant each exercisable at $0.50, which expires on December 31, 2010.

In May 2009, the Company issued 42,837 shares for $13,500 of investors’ relations services as per the agreement.

In April 2009, the Company issued 2,250,000 shares under an escrow agreement as security against convertible debentures issued in the amount of $250,000. In October 2009, the Company defaulted on the terms of the agreement of the convertible debentures and released the shares from escrow in settlement of the convertible debentures.

In March and April 2009, the Company issued 700,000 shares pursuant to amended convertible debenture agreement and financing arrangements.